Securities Purchase Agreement (Details 2) (Series D-1 Warrants [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Series D-1 Warrants [Member]
Series D1 warrants using binomial option pricing
Closing price per share of Common Stock	$ 0.00	$ 0.27
Conversion price per share	$ 0.00	$ 0.60
Volatility	0.00%	67.50%
Risk-free interest rate	0.00%	0.28%
Remaining expected lives of underlying securities (years)	0 years	2 years 2 months 12 days
Probability of Strategic Transaction	0.00%	70.00%